Equity Method Investees - Summarized Statement of Financial Position and Profit or Loss of Joint Venture (Detail) - EUR (€) € in Thousands		5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017
Disclosure of subsidiaries [line items]
Current assets	€ 207,143	€ 207,143	€ 207,143	€ 206,555		€ 226,090
Non-current assets	165,565	165,565	165,565	125,985		130,335
Current liabilities	(168,386)	(168,386)	(168,386)	(154,943)		(155,243)
Non-current liabilities	(66,141)	(66,141)	(66,141)	(73,063)		(57,183)
Equity	138,181	138,181	138,181	104,534		143,999
Equity attributable to owners of the company	(136,547)	(136,547)	(136,547)	(102,495)		(140,554)
Intangible assets				1,991		2,006
Goodwill	3,947	3,947	3,947	3,846		1,921
Deferred tax liabilities	(42)	(42)	(42)	(320)		(1,763)
Group's carrying amount of the investment	40,220	40,220	40,220	79		€ 97
Revenue			428,539	448,880	[1]
Cost of sale			(308,250)	(318,401)	[1]
Other income and expenses, net			(605)	(250)	[1]
Selling expenses			(114,997)	(118,254)	[1]
Administrative expenses			(35,344)	(36,105)	[1]
Net finance income (costs)			66,296	(4,004)	[1]
Profit / (loss) before tax			40,548	(27,959)	[1]
Income tax expense			(7,429)	(2,886)	[1]
Profit / (loss) for the year			33,119	(30,845)	[1]
Other comprehensive income/(loss) for the year, net of tax			824	(7,894)
Total comprehensive income/(loss) for the year			33,943	(38,739)
Owners of the Company			33,289	(30,392)	[1]
Deferred tax liabilities			127	€ 931
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Current assets	42,288	42,288	42,288
Non-current assets	15,785	15,785	15,785
Current liabilities	(20,328)	(20,328)	(20,328)
Non-current liabilities	0	0	0
Equity	37,745	37,745	37,745
Equity attributable to owners of the company	18,495	18,495	18,495
Intangible assets	4,389	4,389	4,389
Goodwill	26,140	26,140	26,140
Deferred tax liabilities	(1,097)	(1,097)	(1,097)
Group's carrying amount of the investment	40,133	40,133	40,133
Revenue		13,836
Cost of sale		(8,197)
Other income and expenses, net		919
Selling expenses		(5,141)
Administrative expenses		(632)
Net finance income (costs)		350
Profit / (loss) before tax		1,135
Income tax expense		(500)	(500)
Profit / (loss) for the year		635
Other comprehensive income/(loss) for the year, net of tax		(503)
Total comprehensive income/(loss) for the year		132
Owners of the Company		311	311
Amortisation of intangible assets		216	216
Deferred tax liabilities		54
Group's share of loss for the period, net of equity method adj.		(295)	(295)
Group's share of other comprehensive loss for the period		(246)	(246)
Group's share of total comprehensive loss for the period		(541)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit / (loss) for the year		(597)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Amortisation of intangible assets		€ 153
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member]
Disclosure of subsidiaries [line items]
Profit / (loss) for the year			€ 7,350
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit / (loss) for the year	597
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Profit / (loss) for the year	€ 7,197

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.